Trade and other receivables (Details 3) - INR (₨) ₨ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Disclosure of Trade and other receivables [Abstract]
Advances and other deposits (Refer Note (a) below)	₨ 1,605,204	₨ 1,945,027
Withholding taxes (Refer Note (b) below)	1,664,860	1,331,958
Other Current Receivables	3,270,064	3,276,985
Financial assets included in other receivables	₨ 100,681	₨ 29,869